Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Feb. 17, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	UDR, Inc.
Entity Central Index Key	0000074208
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1.9
Entity Common Stock, Shares Outstanding		182,496,330